Subsequent Event	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Event
22.	SUBSEQUENT EVENTS

a.
On February 18, 2025, the Company announced that it had appointed Alex Rothwell as the Company’s new Chief Financial Officer, effective immediately. Bruce Cousins, the Company’s outgoing CFO, is retiring and will remain in a consultant role in the near-term to ensure an orderly transition of the CFO responsibilities.

b.
On March 13, 2025, the Company issued 200,000 common shares upon the exercise of 200,000 outstanding warrants. The warrants were exercised at price of CDN$3.00 per share, generating total cash proceeds of $416,406 (CDN$600,000).